Leases - Future minimum rental payments for operating leases (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
1 year (Including 1 year)	¥ 7,217,720	$ 1,046,471	¥ 40,321,257
1 year to 2 years (Including 2 years)	418,138	60,624	28,953,101
2 years to 3 years (Including 3 years)	33,840	4,906	27,307,080
3 years to 4 years (Including 4 years)	1,151	167	26,593,652
4 years to 5 years (Including 5 years)			22,452,011
Over 5 years	0		108,101,711
Total lease payments	7,670,849	1,112,168	253,728,812
Less: imputed interest	933,684	135,371	47,458,135
Present value of lease liabilities	¥ 6,737,165	$ 976,797	¥ 206,270,677